Statement of Financial Position (USD $)	Feb. 29, 2012	Feb. 28, 2011
Current
Cash and cash equivalents	$ 1,189,539	$ 1,870,600
Accounts receivable	722,387	730,884
Inventory	1,281,653	974,739
Prepaid expenses and deposits	173,650	177,915
Total Current Assets	3,367,229	3,754,138
Property, plant and equipment	8,821,967	9,108,285
Deferred tax assets	2,714,627	2,807,730
Total Assets	14,981,079	15,670,153
Liabilities and Shareholders' Equity
Other assets	77,256	0
Current
Accounts payable and accrued liabilities	1,855,819	1,589,861
Current portion of long-term debt	134,852	487,613
Current portion of lease inducement	24,491	25,560
Total Current Liabilities	2,015,162	2,103,034
Long-term debt	218,374	1,628,412
Lease Inducement	0	24,491
Derivative Liability - non-employee stock options	263,143	245,983
Total Liabilities	2,496,679	4,001,920
Shareholders' Equity
Share Capital Authorized 500,000,000 common shares without par value 20,000,000 preferred shares without par value Issued 3,236,668 common shares (2011 - 3,579,249)	36,678,050	40,607,350
Treasury stock	0	(19,536)
Additional paid-in capital	15,815,876	12,640,803
Accumulated other comprehensive income - currency translation adjustment	577,916	577,916
Accumulated deficit	(40,587,442)	(42,138,300)
Total Stockholders Equity	12,484,400	11,668,233
Total Liabilities and Shareholders' Equity	$ 14,981,079	$ 15,670,153